Asset retirement obligations	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Asset retirement obligations

Note 6: Asset retirement obligations

The following table provides a summary of our asset retirement obligation activity during the six months ended June 30, 2012 and 2011.

	For the six months ended June 30,
	2012	2011
Beginning balance	$46,493	$41,695
Liabilities incurred in current period	416	242
Liabilities settled in current period	(1,211)	(550)
Accretion expense	1,969	1,769

	47,667	43,156
Less current portion	2,900	690

	$44,767	$42,466

See Note 5 for additional information regarding fair value measurements.

Note 6: Asset retirement obligations

Our asset retirement obligations consist of the estimated present value of future costs to plug and abandon or otherwise dispose of our oil and natural gas properties and related facilities. Significant inputs used in determining such obligations include estimates of plugging and abandonment costs, inflation rates, discount rates, and well life, all of which are Level 3 inputs according to the fair value hierarchy. The estimated future costs to dispose of properties added during the years ended December 31, 2011 and 2010 were escalated using an annual inflation rate of 2.95% in each period, and discounted using our credit-adjusted risk-free interest rate of approximately 8.6% and 8.9%, respectively. These estimates may change based upon future inflation rates and changes in statutory remediation rules. See Note 1 for additional information regarding our accounting policies for fair value measurements.

The following table provides a summary of our asset retirement obligation activity during the years ended December 31, 2011 and 2010.

	For the year ended December 31,
	2011	2010
Beginning balance	$41,695	$37,465
Liabilities incurred in current period	2,522	1,488
Liabilities settled in current period	(1,354)	(518)
Accretion expense	3,630	3,260

	46,493	41,695
Less current portion	2,900	690

	$43,593	$41,005

We have funds held in escrow that are legally restricted for certain of our asset retirement obligations. The balance of this escrow account was $1,653 at December 31, 2011 and 2010, and is included in “Other assets” in our consolidated balance sheets. We are entitled to make quarterly withdrawals from the plugging escrow account equal to one-half of the interest earnings for the period and as reimbursement for actual plugging and abandonment expenses incurred on the North Burbank Unit, provided that written documentation has been provided. The balance is not intended to reflect our total future financial obligation for the plugging and abandonment of these wells.